SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - NONCONTROLLING INTERESTS (Details) $ / shares in Units, MXN in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Oct. 13, 2016 USD ($) $ / shares MXN / $ shares	Oct. 13, 2016 MXN shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2016 USD ($)	Oct. 19, 2016	Oct. 18, 2016	Nov. 30, 2014
Noncontrolling Interest [Line Items]
Impact of issuance on equity				$ 1,701
IEnova [Member]
Noncontrolling Interest [Line Items]
Price of shares issued (in pesos per share) | $ / shares	$ 80.00
Additional shares purchased | shares	83,125,000
Cash consideration (fair value of total consideration)	$ 351
Shares issued | shares	380,000,000	380,000,000
Proceeds from sale of shares	$ 1,570	MXN 29,860
Exchange rate (in pesos) | MXN / $	18.96
Ownership interest					66.40%	81.10%
IEnova [Member] | Bridge Loan [Member]
Noncontrolling Interest [Line Items]
Repayments of debt	$ 1,150
IEnova [Member] | Related Party Debt [Member]
Noncontrolling Interest [Line Items]
Repayments of debt	100
IEnova [Member] | Revolving Credit Facility [Member]
Noncontrolling Interest [Line Items]
Repayments of debt	250
Ventika [Member] | IEnova [Member]
Noncontrolling Interest [Line Items]
Cash consideration (fair value of total consideration)	$ 50
Shareholders' equity [Member]
Noncontrolling Interest [Line Items]
Impact of issuance on equity				281
Shareholders' equity [Member] | IEnova [Member]
Noncontrolling Interest [Line Items]
Impact of issuance on equity				281
Non-controlling interests [Member]
Noncontrolling Interest [Line Items]
Impact of issuance on equity				1,420
Non-controlling interests [Member] | IEnova [Member]
Noncontrolling Interest [Line Items]
Impact of issuance on equity				948
Sempra Renewables [Member] | Noncontrolling Tax Equity Investors [Member]
Noncontrolling Interest [Line Items]
Proceeds from sale of noncontrolling interests				$ 472
Sempra South American Utilities [Member] | Luz Del Sur [Member]
Noncontrolling Interest [Line Items]
Additional shares purchased | shares			18,625,594
Cash consideration (fair value of total consideration)			$ 74
Ownership interest			83.60%				79.80%